INCOME TAXES - Components of Income Tax Provisions (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current Tax Provision
Federal					$ 0	$ 0	$ 0
State					0	0	0
Foreign			$ (3,875)	$ 288	(286)	(1,445)	0
Total current (provision)			(3,875)	288	(286)	(1,445)	0
Deferred tax provision
Federal					0	0	0
State					0	0	0
Foreign					8,559	0	0
Total deferred benefit (provision)					8,559	0	0
Benefit (provision) from income taxes	$ 3,875	$ 0	$ 3,875	$ (288)	$ 8,273	$ (1,445)	$ 0